PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PROPERTY AND EQUIPMENT
Cost	$ 84,561	$ 77,727
Accumulated amortization	62,579	57,688
Net book value	21,982	20,039
Amortization expense relating to property and equipment, including discontinued operations	10,057	12,583	14,528
Furniture and fixtures [Member]
PROPERTY AND EQUIPMENT
Cost	1,595	4,557
Accumulated amortization	928	3,755
Net book value	667	802
Research and development equipment [Member]
PROPERTY AND EQUIPMENT
Cost	28,264	21,875
Accumulated amortization	21,966	16,504
Net book value	6,298	5,371
Tooling [Member]
PROPERTY AND EQUIPMENT
Cost	36,307	25,000
Accumulated amortization	28,269	17,577
Net book value	8,038	7,423
Computer equipment [Member]
PROPERTY AND EQUIPMENT
Cost	5,253	7,614
Accumulated amortization	3,862	6,048
Net book value	1,391	1,566
Software [Member]
PROPERTY AND EQUIPMENT
Cost	5,641	9,358
Accumulated amortization	3,591	7,863
Net book value	2,050	1,495
Leasehold improvements [Member]
PROPERTY AND EQUIPMENT
Cost	3,156	4,973
Accumulated amortization	865	3,070
Net book value	2,291	1,903
Leased vehicles [Member]
PROPERTY AND EQUIPMENT
Cost	1,332	1,206
Accumulated amortization	796	587
Net book value	536	619
Office equipment [Member]
PROPERTY AND EQUIPMENT
Cost	3,013	3,144
Accumulated amortization	2,302	2,284
Net book value	$ 711	$ 860